Subsequent Events	6 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

15.       Subsequent Events

Subsequent to December 31, 2021, the Company issued 375,830 common shares upon the exercise of warrants for proceeds of $378,080 and 310,000 common shares upon the exercise of stock options for proceeds of $365,000.

On January 27, 2022, a putative securities class action lawsuit was filed against the Company, Robert Mintak, and Kara Norman in the United States District Court for the Eastern District of New York, captioned Gloster v. Standard Lithium Ltd., et al., 22-cv-0507 (E.D.N.Y.) (the “Action”). The complaint seeks to certify a class of investors who purchased or otherwise acquired the Company’s publicly traded securities between May 19, 2020 and November 17, 2021, and asserts violations of Section 10(b) of the Securities Exchange Act of 1934 (“Exchange Act”) against all defendants and Section 20(a) of the Exchange Act against the individually-named defendants. The complaint alleges, among other things, that during the proposed class period, defendants misrepresented and/or failed to disclose certain material facts regarding the Company’s LiSTR Direct Lithium Extraction (“LiSTR”) technology and “final product lithium recovery percentage” at its Direct Lithium Extraction Demonstration Plant in southern Arkansas. Plaintiff seeks various forms of relief, including monetary damages in an unspecified amount. The Company intends to vigorously defend against the Action.